Other long-term assets (Tables)	12 Months Ended
Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other long-term assets

	As at September 30, 2022	As at September 30, 2021
	$	$
Prepaid long-term maintenance agreements	28,720	32,019
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights (Note 17)	18,877	21,250
Retirement benefits assets (Note 17)	47,071	106,228
Deposits	22,595	15,641
Deferred financing fees	2,827	2,533
Other	19,576	13,841
	139,666	191,512